CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (Note 17g):
Proprietary software products and related services	$ 91,288	$ 98,498	$ 88,815
Software services	549,329	451,196	380,575
Total revenues	640,617	549,694	469,390
Cost of revenues:
Proprietary software products and related services	38,805	46,297	43,057
Software services	454,081	366,166	309,226
Total cost of revenues	492,886	412,463	352,283
Gross profit	147,731	137,231	117,107
Research and development costs, net	5,148	5,503	4,430
Selling, general and administrative expenses	93,340	84,510	77,322
Other expenses (income), net (Note 17e)	(207)	231	(1,668)
Operating income	49,450	46,987	37,023
Financial expenses, net (Note 17d)	(6,500)	(4,371)	(231)
Income before taxes on income	42,950	42,616	36,792
Taxes on income (Note 16)	(5,689)	(6,544)	(8,305)
Income loss from continuing operations including portion attributable to non controlling interest excluding equity losses	37,261	36,072	28,487
Gain derived from deconsolidation of subsidiary and equity in gains (losses) of affiliated companies, net (Note 6)	25,870	(1,070)	(335)
Income from continuing operation	63,131	35,002	28,152
Net income from discontinued operations (Note 18b)	0	0	4,878
Net income	63,131	35,002	33,030
Net income attributable to non-controlling interests	20,169	16,623	13,954
Net income attributable to Formula's shareholders	42,962	18,379	19,076
Amount attributable to Formula's shareholders
Income from continuing operations	42,962	18,379	14,198
Income from discontinued operations	0	0	4,878
Income (Loss) from Operations before Extraordinary Items	$ 42,962	$ 18,379	$ 19,076
Earnings per share generated from continuing operation:
Basic (in dollars per share)	$ 3.17	$ 1.37	$ 1.08
Diluted (in dollars per share)	$ 3.11	$ 1.36	$ 1.04
Earnings per share generated from discontinued operations:
Basic (in dollars per share)	$ 0	$ 0	$ 0.37
Diluted (in dollars per share)	$ 0	$ 0	$ 0.36
Total earnings per share:
Basic (in dollars per share)	$ 3.17	$ 1.37	$ 1.44
Diluted (in dollars per share)	$ 3.11	$ 1.36	$ 1.40
Shares used in computing earnings per share (Note 17h):
Basic (in shares)	13,514	13,382	13,200
Diluted (in shares)	13,669	13,523	13,564